Income Tax (Details) - Schedule of Movement of Valuation Allowance - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance		$ 140
Tax losses recognized	112
Operating loss utilized		(140)
Ending balance	$ 112